CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue (including related party revenue of $142,833, $169,783 and $179,651 for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 24)	$ 2,570,127	$ 3,415,865	$ 3,458,592
Location operating expenses—cost of revenue (exclusive of depreciation and amortization of $671,932, $715,413 and $515,309 for the years ended December 31, 2021, 2020 and 2019, respectively, shown separately below)	3,084,646	3,542,918	2,758,318
Pre-opening location expenses	159,096	273,049	571,968
Selling, general and administrative expenses	1,010,582	1,604,669	2,793,663
Restructuring and other related costs	433,811	206,703	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets	870,002	1,355,921	335,006
Depreciation and amortization	709,473	779,368	589,914
Total expenses (including related party expenses of $84,797, $80,524 and $290,748 for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 24)	6,267,610	7,762,628	7,378,090
Loss from operations	(3,697,483)	(4,346,763)	(3,919,498)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	(18,333)	(44,788)	(32,206)
Interest expense (including related party expenses of $(387,208), $(246,875) and $(11,024) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 11 and Note 24)	(454,703)	(331,217)	(99,587)
Interest income	18,973	16,910	53,244
Foreign currency gain (loss)	(133,646)	149,196	29,652
Gain (loss) from change in fair value of warrant liabilities (including from related party financial instruments of $(345,271), $819,647, and $(373,738) for the years ended December 31, 2021, 2020 and 2019, respectively. See Note 13)	(342,939)	819,647	239,145
Loss on extinguishment of debt	0	(77,336)	0
Total interest and other income (expense), net	(930,648)	532,412	190,248
Pre-tax loss	(4,628,131)	(3,814,351)	(3,729,250)
Income tax benefit (provision)	(3,464)	(19,506)	(45,637)
Net loss	(4,631,595)	(3,833,857)	(3,774,887)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	139,083	675,631	493,047
Noncontrolling interest — equity	53,485	28,868	17,102
Net loss attributable to WeWork Inc.	$ (4,439,027)	$ (3,129,358)	$ (3,264,738)
Net loss per share attributable to Class A and Class B common stockholders (see Note 22):
Basic (in usd per share)	$ (18.38)	$ (22.24)	$ (23.46)
Diluted (in usd per share)	$ (18.38)	$ (22.24)	$ (23.46)
Weighted-average shares used to compute net loss per share attributable to Class A and Class B common stockholders, basic (in shares)	263,584,930	140,680,131	139,160,229
Weighted-average shares used to compute net loss per share attributable to Class A and Class B common stockholders, diluted (in shares)	263,584,930	140,680,131	139,160,229